EMPLOYEE BENEFIT PLANS - Estimated payment of future benefits (Details) $ in Millions	Dec. 31, 2019 COP ($)
Pension Benefits [Member] | 2020
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	$ 12,710
Pension Benefits [Member] | 2021
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	12,725
Pension Benefits [Member] | 2022
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	12,639
Pension Benefits [Member] | 2023
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	12,477
Pension Benefits [Member] | 2024
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	12,241
Pension Benefits [Member] | 2025 a 2029
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	55,563
Other Benefits [Member] | 2020
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	59,755
Other Benefits [Member] | 2021
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	59,913
Other Benefits [Member] | 2022
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	60,557
Other Benefits [Member] | 2023
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	68,510
Other Benefits [Member] | 2024
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	65,555
Other Benefits [Member] | 2025 a 2029
Disclosure of employee benefit plans
Actuarial present value of promised retirement benefits	$ 320,739